Administrative, operation and project expenses (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 COP ($) item	Jun. 30, 2020 COP ($)	Dec. 31, 2020 item
Disclosure of detailed information about general and administration expense [Line Items]
Administrative expenses	$ 1,178,900	$ 1,371,952
Operations and project expenses	$ 1,161,213	1,120,624
Number of new voluntary retirement plan | item	12		421
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses	$ 560,614	614,607
General expenses	548,535	673,488
Taxes	34,141	38,057
Depreciation and amortization	35,610	45,800
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses	151,797	155,503
Taxes	220,745	197,011
Commissions, fees, freights and services	269,201	344,553
Exploration expenses	235,402	177,599
Depreciation and amortization	96,472	84,841
Fee for regulatory entities	75,141	51,318
Maintenance	59,045	48,866
Others	$ 53,410	$ 60,933